LINE OF CREDIT (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011 J P Morgan [Member]	Dec. 31, 2010 J P Morgan [Member]
Line of credit	$ 250,000	$ 1,000,000	$ 0